INCOME TAXES (Schedule of the Reconciliation of the Effective Tax Rate) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income (loss) before taxes on income		$ 10,897	$ (81,580)	$ 3,060
Statutory tax rate in Israel		23.00%	24.00%	25.00%
Theoretical tax expense (income)		$ 2,506	$ (19,579)	$ 765
Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits	[1]	(1,301)	(584)	(1,356)
Non-deductible expenses		298	1,150	1,777
Non-deductible Impairment charges			12,652
Deferred taxes on losses and other temporary charges for which a valuation allowance was provided, net		541	(209)	527
Tax adjustment in respect of different tax rate of foreign subsidiaries		511	(3,392)	(2,032)
Change in future tax rate			836	448
Other		221	300	83
Taxes on income		$ 2,776	$ (8,826)	$ 212
Benefit per ordinary share from "Preferred Enterprise" status:
Basic		$ 0.05	$ 0.02	$ 0.05
Diluted		$ 0.05	$ 0.02	$ 0.05

[1]	Benefit per ordinary share from "Preferred Enterprise"